Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [Line Items]
Revenue	$ 912,643	$ 928,258	$ 809,120
Payments to repair centers	43,942	32,047	15,166
Revenue less repair payments (non-GAAP)	868,701	896,211	793,954
Depreciation	48,923	47,220	20,334
Other costs	632,772	645,145	607,770
Impairment of goodwill		4,085
Other income, net	(12,464)	(14,375)	(14,594)
Finance expense	14,827	17,011	3,204
Income tax expense	30,074	27,183	25,719
Segment profit	154,569	169,942	151,521
Amortization of intangible assets	13,722	15,653	15,783
Share-based compensation expense	38,230	37,520	30,305
Profit after tax	102,617	116,769	105,433
Addition to non-current assets	48,598	44,733	31,807
Total assets, net of elimination	1,106,148	1,012,329	785,630
Total liabilities, net of elimination	422,056	425,219	233,211
External customers [member]
Disclosure of operating segments [Line Items]
Revenue	912,643	928,258	809,120
Operating segments [member]
Disclosure of operating segments [Line Items]
Segment operating profit/(loss)	187,006	199,761	165,850
Segment profit before income taxes	184,643	197,125	177,240
Operating segments [member] | WNS Global BPM [member]
Disclosure of operating segments [Line Items]
Revenue	858,368	882,016	774,309
Payments to repair centers		0
Revenue less repair payments (non-GAAP)	858,368	882,016	774,309
Depreciation	48,302	46,722	20,130
Other costs	620,487	630,375	588,289
Segment operating profit/(loss)	189,579	204,919	165,890
Other income, net	(11,847)	(13,298)	(12,572)
Finance expense	14,758	16,932	3,204
Segment profit before income taxes	186,668	201,285	175,258
Income tax expense	29,661	27,387	25,503
Segment profit	157,007	173,898	149,755
Addition to non-current assets	46,806	42,973	29,583
Total assets, net of elimination	979,281	892,572	667,261
Total liabilities, net of elimination	329,192	339,660	156,298
Operating segments [member] | WNS Global BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	858,023	881,840	774,235
Operating segments [member] | WNS Auto Claims BPM [member]
Disclosure of operating segments [Line Items]
Revenue	54,620	46,418	34,885
Payments to repair centers	43,942	32,047	15,166
Revenue less repair payments (non-GAAP)	10,678	14,371	19,719
Depreciation	621	498	204
Other costs	12,630	14,946	19,555
Impairment of goodwill		4,085
Segment operating profit/(loss)	(2,573)	(5,158)	(40)
Other income, net	(617)	(1,077)	(2,022)
Finance expense	69	79
Segment profit before income taxes	(2,025)	(4,160)	1,982
Income tax expense	413	(204)	216
Segment profit	(2,438)	(3,956)	1,766
Addition to non-current assets	1,792	1,760	2,224
Total assets, net of elimination	126,867	119,757	118,369
Total liabilities, net of elimination	92,864	85,559	76,913
Operating segments [member] | WNS Auto Claims BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	54,620	46,418	34,885
Inter segments [member]
Disclosure of operating segments [Line Items]
Revenue	(345)	(176)	(74)
Revenue less repair payments (non-GAAP)	(345)	(176)	(74)
Other costs	$ (345)	$ (176)	$ (74)